FINANCIAL RISK MANAGEMENT - Disclosure Of Carrying Amounts And Fair Values Of The Company's Financial Instruments (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Cash and banks		R$ 3,349,398	R$ 4,436,576
Certificate of bank deposits	[1]	7,639	808,988
Repurchase operations	[2]	650,220	576,108
Total Cash and cash equivalent		4,007,257	5,821,672		R$ 4,513,582	R$ 1,215,048
Government securities	[3]	435,898	864,940
Restricted cash		44	40,425
Financial treasury bills	[4]	646,586	505,152
DBV fund		36,921	16,104
Certificate of bank deposits		0	292,878
Total short-term investments		2,015,661	2,536,752
Trade receivables		3,476,359	3,597,535
Receivables from service providers	[5]	162,268	135,030	[6]
Total receivables		4,582,564	4,660,390
Financial and operating derivatives		893,970	1,768,122
Total borrowing, financing and debentures		(12,716,832)	(13,822,913)
Financial and operating derivatives		(458,492)	(61,201)
Lease		(3,547,862)	(3,858,455)		R$ (2,517,565)
Trade payable and reverse factoring operations		(6,770,579)	(6,774,205)
Dividends payable		(180,772)
Level 2 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Financial and operating derivatives		975,129	1,907,978
Financial liabilities at amortised cost, category [member] | Level 2 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Borrowing in local currency		(6,914,117)	(9,591,809)
Foreign currency borrowings		(5,802,715)	(4,231,104)
Lease		(3,547,862)	(3,858,455)
Trade payable and reverse factoring operations		(6,770,579)	(6,774,205)
Insurance payable		(127,413)	(159,094)
Dividends payable		(180,772)	0
Financial liabilities at fair value through profit or loss, category [member] | Level 2 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Credits		(19,511)	(5,560)
Financial and operating derivatives		(458,492)	(61,201)
Fair Value Hedge Instrument [Member] | Level 2 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Financial and operating derivatives		533,410	1,768,122
Financial assets at amortised cost, class [member] | Level 1 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Receivables from service providers		162,268	135,030
Financial assets at amortised cost, class [member] | Level 2 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Cash and banks		3,349,398	4,436,576
Certificate of bank deposits		7,639	808,988
Trade receivables		3,476,359	3,597,535
Judicial deposits		585,284	566,190
Sublease receivables		347,174	357,538
Financial assets at fair value through profit or loss, category [member] | Level 2 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Repurchase operations		650,220	576,108
Government securities		435,898	864,940
Restricted cash		44	40,425
Financial treasury bills		646,586	505,152
Loan investment funds		896,212	817,253
Certificate of bank deposits		0	292,878
Carbon Credits		11,479	4,097
Financial and operating derivatives		441,719	139,856
Financial assets at fair value through profit or loss, category [member] | Level 3 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
DBV fund		36,921	16,104
Fair value [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Total Cash and cash equivalent		4,007,257	5,821,572
Total short-term investments		2,015,661	2,536,752
Total receivables		4,582,564	4,660,390
Total borrowing, financing and debentures		(7,855,737)	(13,926,002)
Fair value [member] | Level 2 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Financial and operating derivatives		975,129	1,907,978
Fair value [member] | Financial liabilities at amortised cost, category [member] | Level 2 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Borrowing in local currency		(2,100,465)	(9,466,921)
Foreign currency borrowings		(5,755,272)	(4,459,081)
Lease		(3,547,862)	(3,858,455)
Trade payable and reverse factoring operations		(6,770,579)	(6,774,205)
Insurance payable		(127,413)	(159,094)
Dividends payable		(180,772)	0
Fair value [member] | Financial liabilities at fair value through profit or loss, category [member] | Level 2 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Credits		(19,511)	(5,560)
Financial and operating derivatives		(458,492)	(61,201)
Fair value [member] | Fair Value Hedge Instrument [Member] | Level 2 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Financial and operating derivatives		533,410	1,768,122
Fair value [member] | Financial assets at amortised cost, class [member] | Level 1 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Receivables from service providers		0	135,030
Fair value [member] | Financial assets at amortised cost, class [member] | Level 2 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Cash and banks		3,349,398	4,436,576
Certificate of bank deposits		7,639	808,988
Trade receivables		3,476,359	3,597,535
Judicial deposits		585,284	566,190
Sublease receivables		347,174	357,538
Fair value [member] | Financial assets at fair value through profit or loss, category [member] | Level 2 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Repurchase operations		650,220	576,108
Government securities		435,898	864,940
Restricted cash		44	40,425
Financial treasury bills		646,586	505,152
Loan investment funds		896,212	817,253
Certificate of bank deposits		0	292,878
Carbon Credits		11,479	4,097
Financial and operating derivatives		441,719	139,856
Fair value [member] | Financial assets at fair value through profit or loss, category [member] | Level 3 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
DBV fund		R$ 36,921	R$ 16,104

[1]	As of December 31, 2021, investments in Certificate of Bank Deposits (“CDB”) bear interest at an average rate of 103.0% of the CDI (103.2% in 2020) with daily maturities redeemable with the issuer itself, without significative loss of value.
[2]	Repurchase operations are securities issued by banks with a commitment by the bank to repurchase the securities, and by the client to resell the security, at a defined interest rate and within a predetermined term, which are backed by public or private securities (depending on the financial institution) and are registered within the Central Agency for Custody and Financial Settlement of Securities (“CETIP”). As of December 31, 2021, repurchase operations are remunerated at an average rate of 100.0% of CDI (100.0% of the CDI as of December 31, 2020).
[3]	As of December 31, 2021, investments in Government securities (LFT) are remunerated at an average rate of 102.0% of the CDI (105.9% of the CDI as of December 31, 2020).
[4]	As of December 31, 2021, investments in Treasury bills are remunerated at an average rate of 120.0% of the CDI (136.6% as of December 31, 2020).
[5]	Refers to receivables mainly arising from damage that occurred with carriers and insurance companies.
[6]	some amounts originally presented as of December 31, 2020 were reclassified for a better disclosure. Note that this reclassification does not impact the total amount originally presented as current and non-current assets.